Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings		$ 427,115	$ 57,703
Items that will not be reclassified to net earnings
(Loss) gain on LTIs	[1]	(39,985)	18,552
Income tax recovery (expense) related to LTIs	[1]	(2,662)	(1,091)
Total other comprehensive (loss) income	[2]	(42,647)	17,461
Total comprehensive income		$ 384,468	$ 75,164

[1]	LTIs = long-term investments - common shares held.
[2]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.